UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                      (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

QCI Balanced Fund

Schedule of Investments
(Unaudited)

As of December 31, 2015
		Shares	Value (Note 1)

COMMON STOCKS - 49.76%
Consumer Discretionary - 6.84%
*	Amazon.com, Inc.	900	$608,301
*	Cabela's, Inc.	5,000	233,650
	Dick's Sporting Goods, Inc.	8,700	307,545
	Ford Motor Co.	27,000	380,430
	Lowe's Cos., Inc.	6,300	479,052
	Starbucks Corp.	6,300	378,189
	The TJX Cos., Inc.	6,600	468,006
	Twenty-First Century Fox, Inc.	14,000	380,240
			3,235,413
Consumer Staples - 2.79%
	Altria Group, Inc.	7,175	417,657
	PepsiCo, Inc.	3,785	378,197
	The Procter & Gamble Co.	6,585	522,915
			1,318,769
Energy - 5.32%
	Chevron Corp.	5,025	452,049
	ConocoPhillips	7,850	366,516
	Exxon Mobil Corp.	9,500	740,525
	Schlumberger Ltd.	6,475	451,631
	Spectra Energy Corp.	21,000	502,740
			2,513,461
Financials - 10.13%
	ACE Ltd.	4,075	476,164
	American Express Co.	5,000	347,750
	Bank of America Corp.	31,100	523,413
*	Berkshire Hathaway, Inc.	4,000	528,160
	Financial Institutions, Inc.	8,000	224,000
	JPMorgan Chase & Co.	7,950	524,939
	Manning & Napier, Inc.	30,000	254,700
	MasterCard, Inc.	3,900	379,704
	State Street Corp.	3,500	232,260
	The PNC Financial Services Group, Inc.	4,350	414,598
	Ventas, Inc.	8,000	451,440
	Wells Fargo & Co.	7,950	432,162
			4,789,290
Health Care - 5.34%
	Abbott Laboratories	7,500	336,825
	AbbVie, Inc.	6,625	392,465
	Amgen, Inc.	2,725	442,349
	Bristol-Myers Squibb Co.	7,200	495,288
	Johnson & Johnson	4,275	439,128
	Zimmer Biomet Holdings, Inc.	4,075	418,054
			2,524,109

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2015
		Shares	Value (Note 1)

COMMON STOCKS - Continued
Industrials - 3.57%
	Caterpillar, Inc.	5,000	$339,800
	General Electric Co.	17,500	545,125
	Norfolk Southern Corp.	2,000	169,180
	The LS Starrett Co.	10,874	105,695
*	Transcat, Inc.	15,054	149,637
	United Parcel Service, Inc.	3,925	377,703
			1,687,140
Information Technology - 10.70%
*	Alphabet, Inc.	666	505,414
	Apple, Inc.	8,835	929,972
*	Check Point Software Technologies Ltd.	4,425	360,106
	Cisco Systems, Inc.	14,500	393,748
	Corning, Inc.	44,000	804,320
*	Digimarc Corp.	5,000	182,550
	EMC Corp.	14,200	364,656
	Intel Corp.	12,700	437,515
	Microsoft Corp.	7,150	396,682
	Palo Alto Networks, Inc.	1,775	312,649
*	Twitter, Inc.	16,000	370,240
			5,057,852
Materials - 2.02%
	Ecolab, Inc.	5,000	571,900
	Nucor Corp.	9,575	385,873
			957,773
Telecommunications - 0.90%
	Verizon Communications, Inc.	9,225	426,379
			426,379
Utilities - 2.15%
	Duke Energy Corp.	7,000	499,730
	The Southern Co.	11,000	514,690
			1,014,420

	Total Common Stocks (Cost $23,368,227)		23,524,606

EXCHANGE-TRADED PRODUCT - 0.87%
	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	4,500	412,290

	Total Exchange-Traded Product (Cost $473,672)		412,290

MUTUAL FUND - 2.45%
	Templeton Global Bond Fund	100,645	1,157,413

	Total Mutual Fund (Cost $1,296,561)		1,157,413

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2015
		Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 21.52%
*	Anheuser-Busch InBev Worldwide, Inc.	$650,000	1.375%	7/15/2017	$647,838
*	Apple, Inc.	650,000	2.850%	5/6/2021	665,665
*	Caterpillar Financial Services Corp.	350,000	5.450%	4/15/2018	378,574
*	Caterpillar Financial Services Corp.	300,000	7.050%	10/1/2018	340,224
*	Cisco Systems, Inc.	650,000	4.950%	2/15/2019	710,318
*	Comcast Corp.	650,000	3.125%	7/15/2022	660,574
*	ConocoPhillips	600,000	5.750%	2/1/2019	649,417
*	CVS Health Corp.	280,000	5.750%	6/1/2017	296,465
*	CVS Health Corp.	370,000	2.750%	12/1/2022	360,494
*	Duke Energy Florida LLC	210,000	5.800%	9/15/2017	224,976
*	Duke Energy Florida LLC	165,000	5.650%	6/15/2018	180,106
*	Duke Energy Indiana LLC	435,000	6.050%	6/15/2016	444,673
*	General Mills, Inc.	405,000	5.700%	2/15/2017	423,662
*	General Mills, Inc.	245,000	5.650%	2/15/2019	268,889
*	John Deere Capital Corp.	255,000	2.000%	1/13/2017	256,903
*	John Deere Capital Corp.	225,000	2.800%	9/18/2017	229,982
*	John Deere Capital Corp.	170,000	2.050%	3/10/2020	167,919
*	Lockheed Martin Corp.	650,000	2.125%	9/15/2016	654,437
*	Microsoft Corp.	650,000	2.375%	5/1/2023	630,989
*	Norfolk Southern Corp.	275,000	7.700%	5/15/2017	297,230
*	Norfolk Southern Corp.	120,000	5.750%	4/1/2018	129,499
*	Norfolk Southern Corp.	250,000	3.250%	12/1/2021	249,354
*	The Southern Co.	385,000	1.950%	9/1/2016	386,605
*	The Southern Co.	265,000	2.450%	9/1/2018	267,062
*	Verizon Communications, Inc.	450,000	2.500%	9/15/2016	453,511
*	Verizon Communications, Inc.	200,000	2.000%	11/1/2016	201,246

	Total Corporate Bonds (Cost $10,249,303)				10,176,612

FEDERAL AGENCY OBLGATIONS - 7.36%
*	Federal Farm Credit Banks	125,000	4.125%	3/4/2019	134,703
*	Federal Farm Credit Banks	50,000	1.480%	6/12/2019	50,001
*	Federal Farm Credit Banks	200,000	1.850%	9/19/2018	202,673
*	Federal Home Loan Banks	60,000	1.600%	10/22/2020	58,518
*	Federal Home Loan Banks	45,000	1.625%	6/14/2019	45,144
*	Federal Home Loan Banks	1,270,000	4.125%	3/13/2020	1,391,716
*	Federal Home Loan Banks	100,000	1.540%	5/15/2020	98,065
*	Federal Home Loan Banks	135,000	4.375%	6/14/2019	147,604
*	Federal Home Loan Banks	250,000	5.125%	8/15/2019	280,136
*	Federal Home Loan Banks	375,000	4.500%	9/13/2019	412,659
*	Federal Home Loan Banks	650,000	1.750%	12/14/2018	656,173

	Total Federal Agency Obligations (Cost $3,479,754)				3,477,392

					(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2015
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

U.S. TREASURY NOTES - 15.21%
United States Treasury Note	$1,375,000	1.625%	8/31/2017	$1,335,737
United States Treasury Note	1,850,000	1.375%	6/30/2018	1,857,298
United States Treasury Note	1,700,000	1.875%	11/15/2022	1,723,309
United States Treasury Note	2,250,000	2.375%	8/15/2024	2,273,467

Total U.S. Treasury Notes (Cost $7,173,657)				7,189,811

SHORT-TERM INVESTMENT - 2.24%			Shares
§	Federated Government Obligations Fund, 0.11%		1,058,034	1,058,034

Total Short-Term Investment (Cost $1,058,034)				1,058,034

Total Value of Investments (Cost $47,099,208 (a)) - 99.41%				$46,996,158

Other Assets Less Liabilities - 0.59%				281,153

Net Assets - 100%				$47,277,311

* Non-income producing investment

The following acronym is used in this portfolio:
LLC - Limited Liability Company

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$1,903,554
Aggregate gross unrealized depreciation				(2,006,604)

Net unrealized depreciation				$(103,050)

Summary of Investments	% of Net
	Assets	Value
Consumer Discretionary	6.84%	$3,235,413
Consumer Staples	2.79%	1,318,769
Energy	5.32%	2,513,461
Financials	10.13%	4,789,290
Health Care	5.34%	2,524,109
Industrials	3.57%	1,687,140
Information Technology	10.70%	5,057,852
Materials	2.02%	957,773
Telecommunications	0.90%	426,379
Utilities	2.15%	1,014,420
Exchange-Traded Product	0.87%	412,290
Mutual Fund	2.45%	1,157,413
Corporate Bonds	21.52%	10,176,612
Federal Agency Obligations	7.36%	3,477,392
U.S. Treasury Notes	15.21%	7,189,811
Short-Term Investment	2.24%	1,058,034
Other Assets Less Liabilities	0.59%	281,153
Total	100.00%	$47,277,311		(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2015

Note 1 - Investment Valuation

The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$23,524,606	$23,524,606	$-	$-
Exchange-Traded Product	412,290	412,290	-	-
Mutual Fund	1,157,413	1,157,413	-	-
Corporate Bonds	10,176,612	-	10,176,612	-
Federal Agency Obligations	3,477,392	-	3,477,392	-
U.S. Treasury Notes	7,189,811	7,189,811	-	-
Short-Term Investment	1,058,034	1,058,034	-	-
Total Assets	$46,996,158	$33,342,154	$13,654,004	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/ Katherine M. Honey
Date: February 16, 2016	Katherine M. Honey President and Principal Executive Officer QCI Balanced Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: February 16, 2016	Katherine M. Honey President and Principal Executive Officer QCI Balanced Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: February 16, 2016	Ashley E. Harris Treasurer and Principal Financial Officer QCI Balanced Fund